Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2013	2012
Short-term debt (weighted-average interest rate of 6.9% and 1.7%, respectively)	423	1,531
Current maturities of long-term debt (weighted-average nominal interest rate of 3.6% and 4.8%, respectively)	30	1,006

Total	453	2,537

Schedule of long-term debt

	December 31,
	2013			2012
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,211	2.7%	1.2%	2,353	3.4%	1.6%
Fixed rate	5,389	3.1%	3.1%	6,187	3.1%	3.1%

	7,600			8,540
Current portion of long-term debt	(30)	3.6%	3.6%	(1,006)	4.8%	1.3%

Total	7,570			7,534

Schedule of principal amounts of long-term debt repayable at maturity

At December 31, 2013, the principal amounts of long-term debt repayable at maturity were as follows:

($ in millions)
Due in 2014	30
Due in 2015	44
Due in 2016	1,173
Due in 2017	886
Due in 2018	395
Thereafter	5,088

Total	7,616

Schedule of outstanding bonds

	December 31,
	2013			2012
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
4.625% EUR Instruments, due 2013				EUR	700	$931
2.5% USD Notes, due 2016	USD	600	$598	USD	600	$597
1.25% CHF Bonds, due 2016	CHF	500	$568	CHF	500	$557
1.625% USD Notes, due 2017	USD	500	$498	USD	500	$497
4.25% AUD Notes, due 2017	AUD	400	$353	AUD	400	$413
1.50% CHF Bonds, due 2018	CHF	350	$393	CHF	350	$383
2.625% EUR Instruments, due 2019	EUR	1,250	$1,722	EUR	1,250	$1,648
4.0% USD Notes, due 2021	USD	650	$642	USD	650	$641
2.25% CHF Bonds, due 2021	CHF	350	$396	CHF	350	$402
5.625% USD Notes, due 2021	USD	250	$287	USD	250	$291
2.875% USD Notes, due 2022	USD	1,250	$1,230	USD	1,250	$1,224
4.375% USD Notes, due 2042	USD	750	$727	USD	750	$727

Total outstanding bonds			$7,414			$8,311

(1)
USD carrying values include bond discounts or premiums, as well as adjustments for fair value hedge accounting, where appropriate.